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                                                        OMB Number: 3235-0578

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                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22162
                                  ----------------------------------------------

                                  The RAM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     2331 Far Hills Avenue, Suite 200        Dayton, Ohio           45419
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (937) 643-1000
                                                     ---------------------------

Date of fiscal year end:        February 28, 2009
                          ------------------------------------

Date of reporting period:       May 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
   SHARES       COMMON STOCKS -- 19.56%                              VALUE
================================================================================
                CAPITAL MARKETS -- 2.71%
         275    AllianceBernstein Holding L.P.                   $      17,685
         450    Raymond James Financial, Inc.                           13,388
                                                                 -------------
                                                                        31,073
                                                                 -------------
                COMMERCIAL BANKS -- 1.07%
         400    Lloyds TSB Group PLC - ADR                              12,252
                                                                 -------------

                DIVERSIFIED FINANCIAL SERVICES -- 0.87%
         100    Bank of America Corp.                                    3,401
         300    Citigroup, Inc.                                          6,567
                                                                 -------------
                                                                         9,968
                                                                 -------------
                ELECTRIC UTILITIES -- 2.27%
         700    Duke Energy Corp.                                       12,936
         500    Great Plains Energy, Inc.                               13,115
                                                                 -------------
                                                                        26,051
                                                                 -------------
                INDUSTRIAL CONGLOMERATES -- 1.01%
         150    3M Co.                                                  11,634
                                                                 -------------

                MARINE -- 1.18%
         500    Seaspan Corp.                                           13,495
                                                                 -------------

                METALS & MINING -- 0.69
         200    Companhia Vale do Rio Doce - ADR                         7,956
                                                                 -------------

                MULTI UTILITIES -- 0.81%
         200    Dominion Resources, Inc.                                 9,260
                                                                 -------------

                OIL, GAS AND CONSUMABLE FUELS -- 1.14%
         600    Teekay Tankers Ltd.                                     13,140
                                                                 -------------

                PHARMACEUTICALS -- 1.88%
         350    Bristol-Myers Squibb Co.                                 7,977
         700    Pfizer, Inc.                                            13,552
                                                                 -------------
                                                                        21,529
                                                                 -------------
                SOFTWARE -- 0.86%
         350    Microsoft Corp.                                          9,912
                                                                 -------------

                THRIFTS & MORTGAGE FINANCE -- 1.35
         575    Federal National Mortgage Association                   15,537
                                                                 -------------

                TOBACCO -- 2.88%
         300    Altria Group, Inc.                                       6,677
         500    Philip Morris International, Inc.                       26,330
                                                                 -------------
                                                                        33,007
                                                                 -------------
                WIRELESS TELECOMMUNICATION SERVICES -- 0.84%
         300    Vodafone Group PLC - ADR                                 9,627
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $225,460)              $     224,441
                                                                 -------------

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES       PREFERRED STOCK -- 17.59%                            VALUE
================================================================================
                CAPITAL MARKETS -- 3.40%
       1,600    Merrill Lynch & Co., 7.375%                      $      39,056
                                                                 -------------

                COMMERCIAL BANKS -- 3.46%
       1,600    Wachovia Corp., 8.00%                                   39,664
                                                                 -------------

                DIVERSIFIED FINANCIAL SERVICES -- 3.41%
       1,600    Citigroup, Inc., 8.125%                                 39,072
                                                                 -------------

                THRIFTS & MORTGAGE FINANCE -- 7.32
       1,600    Freddie Mac, 8.375%                                     40,160
       1,800    Federal National Mortgage Association, 8.25%            43,830
                                                                 -------------
                                                                        83,990
                                                                 -------------

                TOTAL PREFERRED STOCKS (Cost $204,110)           $     201,782
                                                                 -------------

================================================================================
   UNITS        EXCHANGE TRADED FUNDS -- 33.26%                      VALUE
================================================================================
       5,000    iShares Russell 1000 Value Index Fund
                  (Cost $391,923)                                $     381,600
                                                                 -------------

================================================================================
 PRINCIPAL      US TREASURY OBLIGATIONS -- 30.93%                    VALUE
================================================================================
$    355,000    U.S. Treasury Bill, 1.75%*, 6/5/2008
                  (Cost $354,718)                                $     354,947
                                                                 -------------

================================================================================
   SHARES       MONEY MARKET FUNDS -- 6.64%                          VALUE
--------------------------------------------------------------------------------
      76,259    Fidelity Institutional Money Market
                  Portfolio-Select Class, 2.654%**
                  (Cost $76,259)                                 $      76,259
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE -- 107.98%                1,239,029
                   (Cost $1,252,470)

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.98%)       (91,585)
                                                                 -------------

                NET ASSETS -- 100.00%                            $   1,147,444
                                                                 =============

*    Annualized yield at time of purchase, not a coupon rate.
**   Rate shown is the effective 7-day yield at May 31, 2008.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

RAM CAPITAL APPRECIATION FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MAY 31, 2008 (UNAUDITED)
============================================================================================================
                                                                                VALUE OF        PREMIUMS
 CONTRACTS      WRITTEN PUT OPTIONS                                             OPTIONS         RECEIVED
============================================================================================================
         300    Adobe Systems, Inc., 01/17/2009 at $35                        $        345    $        609
         400    Alcoa, Inc., 01/17/2009 at $30                                         540             900
         300    AllianceBernstein Holding LP., 10/18/2008 at $55                       563             894
         500    Bank of America Corporation, 11/22/2008 at $32.50                    1,390           1,180
         300    Bank of America Corporation, 11/22/2008 at $35                       1,252             894
         300    BP PLC - ADR, 01/17/2009 at $60                                        593             894
         200    BP PLC - ADR, 01/17/2009 at $65                                        640             936
         200    Bristol-Myers Squibb Company, 09/20/2009 at $20                         89             228
       1,000    Citigroup, Inc., 12/20/2008 at $20                                   1,730           1,730
         800    Duke Energy Corporation, 01/17/2009 at $17.50                          760             784
         400    Federal National Mortgage Association, 01/16/2010 at $20             1,800           1,712
         200    General Maritime Corporation, 11/22/2008 at $20                        105             316
         200    Kimberly-Clark Corporation, 01/17/2009 at $60                          480             506
         100    Lehman Brothers Holdings, Inc., 01/17/2009 at $30                      435             368
         300    Lehman Brothers Holdings, Inc., 10/18/2008 at $40                    2,220           1,419
         100    Marathon Oil Corporation, 10/18/2008 at $40                            100             253
         400    Merck & Company, Inc., 01/17/2009 at $37.50                          1,240           1,132
         400    Merck & Company, Inc., 10/18/2008 at $37.50                            880           1,092
         200    Merrill Lynch & Company, Inc., 10/18/2008 at $42.50                    860             706
         500    Merrill Lynch & Company, Inc., 10/18/2008 at $40                     1,600           1,740
         200    Microsoft Corporation, 10/18/2008 at $26                               192             266
         500    Philip Morris International, Inc., 01/17/2009 at $45                   750             640
         200    Raymond James Financial, Inc., 11/22/2008 at $22.50                    135             406
         100    Schlumberger Ltd., 11/22/2008 at $65                                    62             198
         400    Seaspan Corporation, 11/22/2008 at $25                                 630             532
         400    Valero Energy Corporation, 09/20/2008 at $45                           784             876
         200    Vodafone Group PLC - ADR, 01/17/2009 at $25                            185             266
                                                                              ------------    ------------
                                                                              $     20,360    $     21,477
                                                                              ============    ============

See accompanying notes to schedules of investments.
ADR - American Depositary Receipt

THE RAM CAPITAL APPRECIATION FUND
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES AND OPTIONS VALUATION

The net asset value of per shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service. Options traded on national securities exchanges are valued at the last quoted sales price or, in the absence of a sale, at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Funds. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.  INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE RAM CAPITAL APPRECIATION FUND
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2008 (UNAUDITED) (CONTINUED)
================================================================================





3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of May 31, 2008:


Cost of portfolio investments
  and written options                        $     1,230,993
                                             ===============

Gross unrealized appreciation                $         6,507
Gross unrealized depreciation                        (18,831)
                                             ---------------

Net unrealized appreciation (depreciation)   $       (12,324)
                                             ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The RAM Funds
             -------------------------------------------------------------------



By (Signature and Title)*       /s/ John C. Riazzi
                           -----------------------------------------------------
                               John C. Riazzi, President

Date          July 29, 2008
      ---------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/ John C. Riazzi
                           -----------------------------------------------------
                                John C. Riazzi, President

Date          July 29, 2008
      ---------------------------------------------



By (Signature and Title)*       /s/ Mark J. Seger
                           -----------------------------------------------------
                               Mark J. Seger, Treasurer

Date          July 29, 2008
      ---------------------------------------------



* Print the name and title of each signing officer under his or her signature.